Consolidated Balance Sheets (USD $)	Dec. 31, 2014		Dec. 31, 2013
Current Assets
Cash and Cash Equivalents	$ 163,000,000		$ 118,000,000
Other Temporary Investments	386,000,000		353,000,000
Accounts Receivable:
Customers	727,000,000		746,000,000
Accrued Unbilled Revenues	146,000,000		157,000,000
Pledged Accounts Receivable - AEP Credit	987,000,000		945,000,000
Miscellaneous	87,000,000		72,000,000
Allowance for Uncollectible Accounts	(21,000,000)		(60,000,000)
Total Accounts Receivable	1,926,000,000		1,860,000,000
Fuel	587,000,000		701,000,000
Materials and Supplies	738,000,000		722,000,000
Risk Management Assets	178,000,000		160,000,000
Regulatory Asset for Under-Recovered Fuel Costs	127,000,000		80,000,000
Margin Deposits	95,000,000		70,000,000
Prepayments and Other Current Assets	278,000,000		246,000,000
TOTAL CURRENT ASSETS	4,478,000,000		4,310,000,000
Property, Plant and Equipment
Generation	25,727,000,000		25,074,000,000
Transmission	12,433,000,000		10,893,000,000
Distribution	17,157,000,000		16,377,000,000
Other Property, Plant and Equipment	5,770,000,000		5,470,000,000
Construction Work in Progress	3,218,000,000		2,471,000,000
Total Property, Plant and Equipment	64,305,000,000		60,285,000,000
Accumulated Depreciation and Amortization	20,188,000,000		19,288,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	44,117,000,000		40,997,000,000
Other Noncurrent Assets
Regulatory Assets	4,264,000,000		4,376,000,000
Securitized Assets	2,072,000,000		2,373,000,000
Spent Nuclear Fuel and Decommissioning Trusts	2,096,000,000		1,932,000,000
Goodwill	91,000,000		91,000,000
Long-term Risk Management Assets	294,000,000		297,000,000
Deferred Charges and Other Noncurrent Assets	2,221,000,000		2,038,000,000
TOTAL OTHER NONCURRENT ASSETS	11,038,000,000		11,107,000,000
TOTAL ASSETS	59,633,000,000		56,414,000,000
Current Liabilities
Accounts Payable	1,287,000,000		1,266,000,000
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	744,000,000	[1]	700,000,000	[1]
Other Short-term Debt	602,000,000		57,000,000
Total Short-term Debt	1,346,000,000		757,000,000
Long-term Debt Due Within One Year	2,503,000,000		1,549,000,000
Long-term Debt Due Within One Year - Affiliated	0		0
Risk Management Liabilities	92,000,000		90,000,000
Customer Deposits	324,000,000		299,000,000
Accrued Taxes	871,000,000		822,000,000
Accrued Interest	239,000,000		245,000,000
Obligations Under Capital Leases	111,000,000		110,000,000
Regulatory Liability for Over-Recovered Fuel Costs	55,000,000		119,000,000
Other Current Liabilities	1,250,000,000		965,000,000
TOTAL CURRENT LIABILITIES	7,967,000,000		6,112,000,000
Noncurrent Liabilities
Long-term Debt	16,181,000,000		16,828,000,000
Long-term Debt - Affiliated	0		0
Long-term Risk Management Liabilities	131,000,000		177,000,000
Deferred Income Taxes	10,986,000,000		10,300,000,000
Regulatory Liabilities and Deferred Investment Tax Credits	3,892,000,000		3,694,000,000
Asset Retirement Obligations	1,951,000,000		1,835,000,000
Employee Benefits and Pension Obligations	630,000,000		415,000,000
Obligations Under Capital Leases	441,000,000		428,000,000
Deferred Credits and Other Noncurrent Liabilities	1,071,000,000		967,000,000
TOTAL NONCURRENT LIABILITIES	34,842,000,000		34,216,000,000
TOTAL LIABILITIES	42,809,000,000		40,328,000,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	3,313,000,000		3,303,000,000
Paid-in Capital	6,204,000,000		6,131,000,000
Retained Earnings	7,406,000,000		6,766,000,000
Accumulated Other Comprehensive Income (Loss)	(103,000,000)		(115,000,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	16,820,000,000		16,085,000,000
Noncontrolling Interests	4,000,000		1,000,000
TOTAL EQUITY	16,824,000,000		16,086,000,000
TOTAL LIABILITIES AND EQUITY	59,633,000,000		56,414,000,000
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,613,000		2,745,000
Restricted Cash for Securitized Funding	15,599,000		2,714,000
Advances to Affiliates	48,519,000		92,485,000
Accounts Receivable:
Customers	114,711,000		142,010,000
Affiliated Companies	67,294,000		113,793,000
Accrued Unbilled Revenues	58,022,000		55,930,000
Miscellaneous	1,956,000		412,000
Allowance for Uncollectible Accounts	(2,364,000)		(2,443,000)
Total Accounts Receivable	239,619,000		309,702,000
Fuel	113,386,000		191,811,000
Materials and Supplies	131,285,000		128,843,000
Risk Management Assets	23,792,000		21,171,000
Deferred Income Tax Benefits	23,955,000		0
Regulatory Asset for Under-Recovered Fuel Costs	66,076,000		39,811,000
Prepayments and Other Current Assets	13,660,000		13,758,000
TOTAL CURRENT ASSETS	678,504,000		803,040,000
Property, Plant and Equipment
Generation	6,824,029,000		6,745,172,000
Transmission	2,228,029,000		2,160,660,000
Distribution	3,258,306,000		3,139,150,000
Other Property, Plant and Equipment	373,520,000		357,517,000
Construction Work in Progress	321,495,000		184,701,000
Total Property, Plant and Equipment	13,005,379,000		12,587,200,000
Accumulated Depreciation and Amortization	3,823,664,000		3,617,990,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,181,715,000		8,969,210,000
Other Noncurrent Assets
Regulatory Assets	857,872,000		1,003,890,000
Securitized Assets	350,170,000		369,355,000
Long-term Risk Management Assets	4,891,000		16,948,000
Deferred Charges and Other Noncurrent Assets	159,230,000		148,205,000
TOTAL OTHER NONCURRENT ASSETS	1,372,163,000		1,538,398,000
TOTAL ASSETS	11,232,382,000		11,310,648,000
Current Liabilities
Accounts Payable	166,821,000		169,184,000
Affiliated Companies	80,602,000		120,789,000
Short-term Debt:
Long-term Debt Due Within One Year	552,212,000		342,360,000
Long-term Debt Due Within One Year - Affiliated	86,000,000		0
Risk Management Liabilities	11,017,000		8,892,000
Customer Deposits	71,766,000		66,040,000
Deferred Income Taxes	0		6,899,000
Accrued Taxes	109,482,000		114,699,000
Accrued Interest	52,141,000		51,899,000
Obligations Under Capital Leases	5,105,000		5,154,000
Regulatory Liability for Over-Recovered Fuel Costs	0		107,048,000
Other Current Liabilities	145,017,000		97,566,000
TOTAL CURRENT LIABILITIES	1,275,058,000		1,085,376,000
Noncurrent Liabilities
Long-term Debt	3,342,062,000		3,765,997,000
Long-term Debt - Affiliated	0		86,000,000
Long-term Risk Management Liabilities	2,057,000		10,241,000
Deferred Income Taxes	2,288,842,000		2,232,441,000
Regulatory Liabilities and Deferred Investment Tax Credits	652,867,000		631,225,000
Asset Retirement Obligations	122,300,000		152,608,000
Employee Benefits and Pension Obligations	127,980,000		82,264,000
Obligations Under Capital Leases	14,435,000		15,718,000
Deferred Credits and Other Noncurrent Liabilities	54,288,000		35,064,000
TOTAL NONCURRENT LIABILITIES	6,590,396,000		6,995,840,000
TOTAL LIABILITIES	7,865,454,000		8,081,216,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	260,458,000		260,458,000
Paid-in Capital	1,809,562,000		1,809,562,000
Retained Earnings	1,291,876,000		1,156,461,000
Accumulated Other Comprehensive Income (Loss)	5,032,000		2,951,000
TOTAL EQUITY	3,366,928,000		3,229,432,000
TOTAL LIABILITIES AND EQUITY	11,232,382,000		11,310,648,000
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,020,000		1,317,000
Advances to Affiliates	13,481,000		55,863,000
Accounts Receivable:
Customers	56,978,000		63,011,000
Affiliated Companies	72,582,000		78,282,000
Accrued Unbilled Revenues	503,000		17,293,000
Miscellaneous	1,625,000		5,064,000
Allowance for Uncollectible Accounts	(494,000)		(184,000)
Total Accounts Receivable	131,194,000		163,466,000
Fuel	54,623,000		53,807,000
Materials and Supplies	201,089,000		209,718,000
Risk Management Assets	22,328,000		15,388,000
Accrued Tax Benefits	24,788,000		48,832,000
Regulatory Asset for Under-Recovered Fuel Costs	773,000		3,397,000
Prepayments and Other Current Assets	27,968,000		38,103,000
TOTAL CURRENT ASSETS	476,491,000		586,494,000
Property, Plant and Equipment
Generation	3,741,831,000		3,577,906,000
Transmission	1,358,419,000		1,304,225,000
Distribution	1,698,409,000		1,625,057,000
Other Property, Plant and Equipment	1,490,820,000		1,421,361,000
Construction Work in Progress	537,237,000		427,164,000
Total Property, Plant and Equipment	8,826,716,000		8,355,713,000
Accumulated Depreciation and Amortization	3,410,341,000		3,299,349,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,416,375,000		5,056,364,000
Other Noncurrent Assets
Regulatory Assets	536,152,000		524,114,000
Spent Nuclear Fuel and Decommissioning Trusts	2,095,732,000		1,931,610,000
Long-term Risk Management Assets	3,317,000		11,495,000
Deferred Charges and Other Noncurrent Assets	137,209,000		143,657,000
TOTAL OTHER NONCURRENT ASSETS	2,772,410,000		2,610,876,000
TOTAL ASSETS	8,665,276,000		8,253,734,000
Current Liabilities
Advances from Affiliates	142,501,000		0
Accounts Payable	168,294,000		142,219,000
Affiliated Companies	76,010,000		93,773,000
Short-term Debt:
Long-term Debt Due Within One Year	382,187,000		294,845,000
Risk Management Liabilities	5,223,000		7,029,000
Customer Deposits	35,206,000		31,103,000
Accrued Taxes	72,742,000		73,292,000
Accrued Interest	26,677,000		27,686,000
Obligations Under Capital Leases	42,050,000		46,210,000
Regulatory Liability for Over-Recovered Fuel Costs	7,142,000		1,976,000
Other Current Liabilities	150,566,000		139,088,000
TOTAL CURRENT LIABILITIES	1,101,456,000		855,245,000
Noncurrent Liabilities
Long-term Debt	1,645,210,000		1,744,171,000
Long-term Risk Management Liabilities	1,395,000		6,946,000
Deferred Income Taxes	1,264,167,000		1,183,350,000
Regulatory Liabilities and Deferred Investment Tax Credits	1,199,694,000		1,112,645,000
Asset Retirement Obligations	1,337,179,000		1,255,184,000
Obligations Under Capital Leases	61,094,000		87,000,000
Deferred Credits and Other Noncurrent Liabilities	162,226,000		174,040,000
TOTAL NONCURRENT LIABILITIES	5,609,871,000		5,476,336,000
TOTAL LIABILITIES	6,711,327,000		6,331,581,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	56,584,000		56,584,000
Paid-in Capital	980,896,000		980,896,000
Retained Earnings	930,829,000		900,182,000
Accumulated Other Comprehensive Income (Loss)	(14,360,000)		(15,509,000)
TOTAL EQUITY	1,953,949,000		1,922,153,000
TOTAL LIABILITIES AND EQUITY	8,665,276,000		8,253,734,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,870,000		3,004,000
Restricted Cash for Securitized Funding	28,687,000		19,387,000
Advances to Affiliates	312,473,000		339,070,000
Accounts Receivable:
Customers	57,906,000		67,054,000
Affiliated Companies	79,822,000		74,771,000
Accrued Unbilled Revenues	35,755,000		36,353,000
Miscellaneous	927,000		1,559,000
Allowance for Uncollectible Accounts	(171,000)		(34,984,000)
Total Accounts Receivable	174,239,000		144,753,000
Notes Receivable Due Within One Year - Affiliated	86,000,000		178,580,000
Materials and Supplies	60,909,000		53,711,000
Risk Management Assets	7,242,000		3,082,000
Deferred Income Tax Benefits	49,306,000		36,105,000
Accrued Tax Benefits	6,100,000		7,109,000
Regulatory Asset for Under-Recovered Fuel Costs	0		15,829,000
Prepayments and Other Current Assets	8,997,000		22,312,000
TOTAL CURRENT ASSETS	736,823,000		807,113,000
Property, Plant and Equipment
Transmission	2,104,613,000		2,011,289,000
Distribution	4,087,601,000		3,877,532,000
Other Property, Plant and Equipment	390,848,000		364,573,000
Construction Work in Progress	218,667,000		185,428,000
Total Property, Plant and Equipment	6,801,729,000		6,438,822,000
Accumulated Depreciation and Amortization	2,038,120,000		1,973,042,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,763,609,000		4,465,780,000
Other Noncurrent Assets
Notes Receivable - Affiliated	32,245,000		118,245,000
Regulatory Assets	1,318,939,000		1,378,697,000
Securitized Assets	109,999,000		131,582,000
Long-term Risk Management Assets	45,102,000		0
Deferred Charges and Other Noncurrent Assets	264,150,000		260,141,000
TOTAL OTHER NONCURRENT ASSETS	1,770,435,000		1,888,665,000
TOTAL ASSETS	7,270,867,000		7,161,558,000
Current Liabilities
Accounts Payable	145,328,000		146,307,000
Affiliated Companies	172,741,000		222,889,000
Short-term Debt:
Long-term Debt Due Within One Year	131,497,000		438,595,000
Risk Management Liabilities	1,943,000		0
Customer Deposits	53,922,000		49,140,000
Accrued Taxes	420,772,000		429,260,000
Accrued Interest	34,279,000		40,853,000
Obligations Under Capital Leases	3,570,000		5,520,000
Regulatory Liability for Over-Recovered Fuel Costs	46,264,000		0
Other Current Liabilities	179,093,000		95,194,000
TOTAL CURRENT LIABILITIES	1,139,575,000		1,422,238,000
Noncurrent Liabilities
Long-term Debt	2,165,626,000		2,296,580,000
Long-term Risk Management Liabilities	3,013,000		0
Deferred Income Taxes	1,405,620,000		1,330,711,000
Regulatory Liabilities and Deferred Investment Tax Credits	514,691,000		435,499,000
Employee Benefits and Pension Obligations	36,662,000		28,329,000
Obligations Under Capital Leases	10,996,000		11,212,000
Deferred Credits and Other Noncurrent Liabilities	25,470,000		22,936,000
TOTAL NONCURRENT LIABILITIES	4,151,082,000		4,114,055,000
TOTAL LIABILITIES	5,290,657,000		5,536,293,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	321,201,000		321,201,000
Paid-in Capital	838,782,000		663,782,000
Retained Earnings	814,625,000		633,203,000
Accumulated Other Comprehensive Income (Loss)	5,602,000		7,079,000
TOTAL EQUITY	1,980,210,000		1,625,265,000
TOTAL LIABILITIES AND EQUITY	7,270,867,000		7,161,558,000
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,352,000		1,277,000
Accounts Receivable:
Customers	28,448,000		32,314,000
Affiliated Companies	22,114,000		30,392,000
Miscellaneous	6,026,000		3,102,000
Allowance for Uncollectible Accounts	(147,000)		(462,000)
Total Accounts Receivable	56,441,000		65,346,000
Fuel	16,436,000		15,191,000
Materials and Supplies	50,880,000		52,707,000
Risk Management Assets	0		1,167,000
Deferred Income Tax Benefits	0		7,333,000
Accrued Tax Benefits	24,369,000		21,665,000
Regulatory Asset for Under-Recovered Fuel Costs	35,699,000		3,298,000
Prepayments and Other Current Assets	6,524,000		6,194,000
TOTAL CURRENT ASSETS	191,701,000		174,178,000
Property, Plant and Equipment
Generation	1,264,724,000		1,203,221,000
Transmission	788,911,000		731,312,000
Distribution	2,080,221,000		1,986,032,000
Other Property, Plant and Equipment	421,568,000		393,026,000
Construction Work in Progress	204,753,000		175,890,000
Total Property, Plant and Equipment	4,760,177,000		4,489,481,000
Accumulated Depreciation and Amortization	1,319,554,000		1,323,522,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	3,440,623,000		3,165,959,000
Other Noncurrent Assets
Regulatory Assets	154,327,000		156,690,000
Employee Benefits and Pension Assets	19,335,000		22,629,000
Deferred Charges and Other Noncurrent Assets	7,557,000		7,238,000
TOTAL OTHER NONCURRENT ASSETS	181,219,000		186,557,000
TOTAL ASSETS	3,813,543,000		3,526,694,000
Current Liabilities
Advances from Affiliates	154,249,000		36,772,000
Accounts Payable	92,672,000		150,184,000
Affiliated Companies	51,744,000		45,427,000
Short-term Debt:
Long-term Debt Due Within One Year	427,000		34,115,000
Risk Management Liabilities	918,000		85,000
Customer Deposits	48,700,000		45,379,000
Accrued Taxes	20,887,000		23,442,000
Accrued Interest	12,699,000		12,646,000
Obligations Under Capital Leases	3,372,000		3,909,000
Other Current Liabilities	58,878,000		58,992,000
TOTAL CURRENT LIABILITIES	441,174,000		407,042,000
Noncurrent Liabilities
Long-term Debt	1,040,609,000		965,695,000
Deferred Income Taxes	898,352,000		836,556,000
Regulatory Liabilities and Deferred Investment Tax Credits	334,479,000		327,673,000
Asset Retirement Obligations	37,030,000		22,928,000
Employee Benefits and Pension Obligations	20,095,000		10,561,000
Obligations Under Capital Leases	10,929,000		10,222,000
Deferred Credits and Other Noncurrent Liabilities	13,589,000		14,138,000
TOTAL NONCURRENT LIABILITIES	2,344,154,000		2,177,551,000
TOTAL LIABILITIES	2,785,328,000		2,584,593,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	157,230,000		157,230,000
Paid-in Capital	364,037,000		364,037,000
Retained Earnings	502,005,000		415,076,000
Accumulated Other Comprehensive Income (Loss)	4,943,000		5,758,000
TOTAL EQUITY	1,028,215,000		942,101,000
TOTAL LIABILITIES AND EQUITY	3,813,543,000		3,526,694,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	14,356,000		17,241,000
Advances to Affiliates	41,033,000		0
Accounts Receivable:
Customers	46,738,000		86,263,000
Affiliated Companies	37,114,000		22,389,000
Miscellaneous	25,625,000		27,175,000
Allowance for Uncollectible Accounts	(516,000)		(1,418,000)
Total Accounts Receivable	108,961,000		134,409,000
Fuel	116,955,000		122,026,000
Materials and Supplies	73,666,000		74,862,000
Risk Management Assets	31,000		1,179,000
Deferred Income Tax Benefits	9,041,000		177,297,000
Accrued Tax Benefits	15,408,000		158,000
Regulatory Asset for Under-Recovered Fuel Costs	24,024,000		17,949,000
Prepayments and Other Current Assets	25,779,000		20,931,000
TOTAL CURRENT ASSETS	429,254,000		566,052,000
Property, Plant and Equipment
Generation	3,864,543,000		3,764,429,000
Transmission	1,300,729,000		1,165,167,000
Distribution	1,894,572,000		1,843,912,000
Other Property, Plant and Equipment	878,753,000		869,230,000
Construction Work in Progress	471,980,000		281,849,000
Total Property, Plant and Equipment	8,410,577,000		7,924,587,000
Accumulated Depreciation and Amortization	2,503,290,000		2,391,652,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,907,287,000		5,532,935,000
Other Noncurrent Assets
Regulatory Assets	393,602,000	[2]	369,905,000	[2]
Deferred Charges and Other Noncurrent Assets	86,750,000		92,890,000
TOTAL OTHER NONCURRENT ASSETS	480,352,000		462,795,000
TOTAL ASSETS	6,816,893,000		6,561,782,000
Current Liabilities
Advances from Affiliates	0		9,180,000
Accounts Payable	175,109,000		152,653,000
Affiliated Companies	67,410,000		56,923,000
Short-term Debt:
Long-term Debt Due Within One Year	306,750,000		3,250,000
Risk Management Liabilities	1,082,000		0
Customer Deposits	59,903,000		56,375,000
Accrued Taxes	43,965,000		41,508,000
Accrued Interest	44,328,000		43,996,000
Obligations Under Capital Leases	17,557,000		17,899,000
Regulatory Liability for Over-Recovered Fuel Costs	0		7,275,000
Other Current Liabilities	104,553,000		79,622,000
TOTAL CURRENT LIABILITIES	820,657,000		468,681,000
Noncurrent Liabilities
Long-term Debt	1,833,687,000		2,040,082,000
Deferred Income Taxes	1,351,111,000		1,271,478,000
Regulatory Liabilities and Deferred Investment Tax Credits	458,530,000		472,128,000
Asset Retirement Obligations	92,015,000		87,630,000
Employee Benefits and Pension Obligations	25,374,000		14,602,000
Obligations Under Capital Leases	91,044,000		105,086,000
Deferred Credits and Other Noncurrent Liabilities	47,274,000		46,178,000
TOTAL NONCURRENT LIABILITIES	3,899,035,000		4,037,184,000
TOTAL LIABILITIES	4,719,692,000		4,505,865,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	135,660,000		135,660,000
Paid-in Capital	674,606,000		674,606,000
Retained Earnings	1,293,986,000		1,253,617,000
Accumulated Other Comprehensive Income (Loss)	(7,466,000)		(8,444,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	2,096,786,000		2,055,439,000
Noncontrolling Interests	415,000		478,000
TOTAL EQUITY	2,097,201,000		2,055,917,000
TOTAL LIABILITIES AND EQUITY	$ 6,816,893,000		$ 6,561,782,000

[1]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.
[2]	Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case. The majority of these amounts were collected through a rider that was billed to customers.